Company information and operations	12 Months Ended
Dec. 31, 2022
Disclosure Of Company Information And Operations [Abstract]
Company information and operations	Company information and operations
General information
SOPHiA GENETICS SA and its consolidated subsidiaries (NASDAQ: SOPH) (“the Company”) is a cloud-native software company in the healthcare space, incorporated on March 18, 2011, and headquartered in Saint-Sulpice, Switzerland. The Company is dedicated to establishing the practice of data-driven medicine as the standard of care in healthcare and for life sciences research. The Company has built a cloud-native software platform capable of analyzing data and generating insights from complex multimodal datasets and different diagnostic modalities. This platform, commercialized as “SOPHiA DDMTM,” standardizes, computes, and analyzes digital health data and is used in decentralized locations to break down data silos.
As of December 31, 2022, the Company had the following wholly-owned subsidiaries:

Name	Country of domicile
SOPHiA GENETICS S.A.S.	France
SOPHiA GENETICS LTD	UK
SOPHiA GENETICS, Inc.	USA
SOPHiA GENETICS Intermediação de Negócios LTDA	Brazil
SOPHiA GENETICS PTY LTD	Australia
SOPHiA GENETICS S.R.L.	Italy
Interactive Biosoftware S.A.S., a wholly owned subsidiary located in France and acquired in 2018, was merged into SOPHiA GENETICS S.A.S. in 2020.
On April 9, 2021, SOPHiA GENETICS PTY LTD, a wholly owned subsidiary located in Australia, was incorporated.
On May 27, 2021, SOPHiA GENETICS S.R.L., a wholly owned subsidiary located in Italy, was incorporated.

On December 12, 2022, the Company changed the name of SOPHiA GENETICS Intermediação de Negócios EIRELI to SOPHiA GENETICS Intermediação de Negócios LTDA.
The Company’s Board of Directors approved the issue of the consolidated financial statements on March 7, 2023.
Share split
On June 30, 2021, the Company effected a one-to-twenty share split of its outstanding shares. Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this share split.
Initial public offering
In July 2021, the Company completed its initial public offering (“IPO”) in the United States on the Nasdaq Global Market (“Nasdaq”) under the trading ticker symbol “SOPH”. Trading on the Nasdaq commenced at market open on July 23, 2021. The Company completed the IPO of 13,000,000 ordinary shares, at an IPO price of $18.00 per share, par value $0.05 (CHF 0.05). The aggregate net proceeds received from the IPO, net of underwriting discounts and commissions and offering expenses, was $211.7 million. Immediately prior to the completion of the IPO, all then outstanding shares of preferred shares were converted into 24,561,200 shares of ordinary shares on a one-to-one basis.
Concurrent with the IPO, the Company closed a private placement, in which it sold 1,111,111 ordinary shares to an affiliate of GE Healthcare at a price of $18.00 per share, par value $0.05 (CHF 0.05). The aggregate net proceeds received from the private placement, net of offering expenses, was $19.6 million.
On August 25, 2021, the underwriters of the IPO elected to exercise in part their option to purchase an additional 519,493 ordinary shares (“greenshoe”) at the IPO price of $18.00 per share, par value $0.05 (CHF 0.05). The aggregate net proceeds received from the greenshoe, net of underwriting discounts and commissions and offering expenses, was $8.5 million.
Issued share capital
As of December 31, 2022, the Company had issued 66,398,164 shares of which 64,231,220 are outstanding and 2,166,944 are held by the Company as treasury shares. As of December 31, 2021, the Company had issued outstanding shares of 63,857,604. All shares were considered paid as of December 31, 2022
Treasury shares
During the first quarter of 2022, the Company issued 2,540,560 common share options to SOPHiA GENETICS LTD pursuant to a share delivery and repurchase agreement, which were immediately exercised, and repurchased the shares to hold as treasury shares for the purposes of administering the Company's equity incentive programs. As of December 31, 2022, the Company held 2,166,944 treasury shares. The Company held no treasury shares in 2021.
Treasury shares are recognized at acquisition cost and recorded as treasury shares at the time of the transaction. Upon exercise of share options or vesting of restricted stock units, the treasury shares are subsequently transferred. Any consideration received is included in shareholders’ equity.